Document and Entity Information Document and Entity Information	Jan. 16, 2024
Cover Page [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 16, 2024
Entity Registrant Name	Target Corporation
Entity Central Index Key	0000027419
Amendment Flag	true
Entity Incorporation, State or Country Code	MN
Entity File Number	1-6049
Entity Tax Identification Number	41-0215170
Entity Address, Address Line One	1000 Nicollet Mall,
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55403
City Area Code	(612)
Local Phone Number	304-6073
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0833 per share
Trading Symbol	TGT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Target Corporation (“Target”) on January 18, 2024, as previously amended on August 13, 2024 (the “Prior Report”). As disclosed in the Prior Report, on August 12, 2024, Target and Don H. Liu entered into an agreement (the “Transition Agreement”) providing that Mr. Liu would be employed by Target as a non-executive officer in a strategic advisor role, commencing August 24, 2024, and ending May 24, 2025. On April 7, 2025, Mr. Liu notified Target of his voluntary termination of the Transition Agreement in accordance with the terms thereof, effective April 18, 2025. The foregoing description of the Transition Agreement is qualified in its entirety by reference to the full text of the Transition Agreement, a copy of which was filed as Exhibit 10.23 to Target’s Quarterly Report on Form 10-Q for the quarter ended November 2, 2024.